VANECK CMCI COMMODITY STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 100.8%
United States Treasury Obligations : 95.1%
United States Treasury Bill
5.35%, 12/12/23 (a) $ 2,400 $ 2,374,889
5.40%, 01/16/24 50 49,216
2,424,105
Number
of Shares Value
Money Market Fund: 5.7%
Invesco Treasury Portfolio -
Institutional Class 146,262 $ 146,262
Total Short-Term Investments: 100.8%
(Cost: $2,570,079) 2,570,367
Liabilities in excess of other assets: (0.8)% (21,599)
NET ASSETS: 100.0% $ 2,548,768
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Bloomberg
Constant
Maturity Index
Total Return $2,570,000 5.71% Monthly 10/04/23 $(28,401) 0.9%
(a) All or a portion of these securities are segregated for forwards collateral. Total value of securities segregated is $445,292.
(b) The rate shown reflects the rate in effect at the end of the reporting period: 3-Month T-Bill rate + 0.40%.
Summary of Investments by Sector
% of
Investments Value
Government 94.3% $ 2,424,105
Money Market Fund 5.7 146,262
100.0% $ 2,570,367